UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255
                                                      --------

                           Panorama Series Fund, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            --------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.3%
-----------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 5.311%, 11/25/35 1                                          $      40,000   $       39,761
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.611%, 5/25/34 1                                                                  61,343           60,579
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 5.231%, 9/25/36 1                                                                 30,000           29,517
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.231%, 5/26/36 1                                                                 50,000           49,536
-----------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series
2006-A, Cl. AV2, 5.231%, 5/16/36 1                                                                         60,000           59,575
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                  30,000           29,669
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.331%, 5/25/36 1                                                                 9,513            9,498
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                                20,000           19,804
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 5.251%, 12/25/29 1                                                  40,000           39,154
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.341%, 11/25/35 1                                                110,000          108,442
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.221%, 7/25/36 1                                                  50,000           49,073
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.181%, 5/15/36 1                                                  13,508           13,448
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.241%, 7/7/36 1                                                   30,000           29,344
-----------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                        2,336            2,334
-----------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5.798%, 1/20/35 1                                                                   27,425           26,773
Series 2006-4, Cl. A2V, 5.606%, 3/20/36 1,2                                                                25,000           24,659
-----------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                                   29,542           29,524
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                                  24,314           24,316
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                                   19,177           19,021
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 5.231%, 8/25/36 1                                                  70,000           68,680
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                                     4,100            4,085
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                      30,000           29,801
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.211%, 7/25/36 1                                                   13,549           13,501
-----------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-KS7, Cl. A2, 5.231%, 9/25/36 1                                           60,000           58,978
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.191%, 4/25/36 1                                                                   10,283           10,253
-----------------------------------------------------------------------------------------------------------------------------------


                       1 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42%, 7/25/36 1                           $      50,000   $       49,416
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $910,644)                                                                              898,741

-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--92.1%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--78.6%
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--76.6%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                                       76,377           79,525
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                                                            121,883          117,605
5%, 8/15/33-12/15/34                                                                                      211,411          202,397
6%, 10/15/22-3/15/33                                                                                      230,839          232,884
6.50%, 4/15/18-12/15/30                                                                                   217,509          223,410
7%, 8/15/16-10/15/31                                                                                      199,065          206,499
7.50%, 4/25/36                                                                                            105,095          110,235
10.50%, 11/14/20                                                                                            5,902            6,697
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2042, Cl. N, 6.50%, 3/15/28                                                                         39,895           40,971
Series 2046, Cl. G, 6.50%, 4/15/28                                                                        120,073          124,288
Series 2410, Cl. PF, 6.733%, 2/15/32 1                                                                     70,751           72,306
Series 2435, Cl. EQ, 6%, 5/15/31                                                                           60,899           61,507
Series 2641, Cl. CE, 3.50%, 9/15/25                                                                        30,851           30,369
Series 2727, Cl. UA, 3.50%, 10/15/22                                                                       15,714           15,558
Series 2736, Cl. DB, 3.30%, 11/15/26                                                                      143,308          140,217
Series 2777, Cl. PJ, 4%, 5/15/24                                                                           15,472           15,358
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1674, Cl. Z, 6.75%, 2/15/24                                                                        105,103          109,780
Series 2002-66, Cl. FG, 6.131%, 9/25/32 1                                                                  85,853           86,763
Series 2002-84, Cl. FB, 6.131%, 12/25/32 1                                                                 85,782           87,662
Series 2003-11, Cl. FA, 6.131%, 9/25/32 1                                                                  85,921           87,893
Series 2006-11, Cl. PS, 5.752%, 3/25/36 1                                                                  27,662           28,762
Series 2034, Cl. Z, 6.50%, 2/15/28                                                                         14,304           14,737
Series 2053, Cl. Z, 6.50%, 4/15/28                                                                         18,145           18,741
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                        24,374           25,006
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                         16,634           17,171
Series 2122, Cl. F, 6.203%, 2/15/29 1                                                                      83,493           83,866
Series 2220, Cl. PD, 8%, 3/15/30                                                                            6,135            6,536
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                        14,469           14,965
Series 2344, Cl. FP, 6.703%, 8/15/31 1                                                                     25,839           26,249
Series 2387, Cl. PD, 6%, 4/15/30                                                                              712              711
Series 2412, Cl. GF, 6.703%, 2/15/32 1                                                                     20,592           21,026
Series 2464, Cl. FI, 6.753%, 2/15/32 1                                                                     20,392           20,873
Series 2470, Cl. LF, 6.753%, 2/15/32 1                                                                     20,499           21,067
Series 2471, Cl. FD, 6.753%, 3/15/32 1                                                                     37,114           38,143
Series 2500, Cl. FD, 6.253%, 3/15/32 1                                                                     10,020           10,094
Series 2526, Cl. FE, 6.153%, 6/15/29 1                                                                     15,019           15,090
Series 2530, Cl. FD, 6.253%, 2/15/32 1                                                                     31,341           31,249
Series 2551, Cl. FD, 6.153%, 1/15/33 1                                                                     11,960           12,004


                       2 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2551, Cl. LF, 6.253%, 1/15/33 1,3                                                            $     135,457   $      136,657
Series 2676, Cl. KY, 5%, 9/15/23                                                                          113,000          106,392
Series 2939, Cl. PE, 5%, 2/15/35                                                                          247,000          227,578
Series 3025, Cl. SJ, 3.658%, 8/15/35 1                                                                      8,103            8,407
Series 3035, Cl. DM, 5.50%, 11/15/25                                                                      100,761          101,223
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 192, Cl. IO, 11.507%, 2/1/28 4                                                                       7,285            1,868
Series 200, Cl. IO, 10.554%, 1/1/29 4                                                                       8,677            2,262
Series 2003-118, Cl. S, 8.002%, 12/25/33 4                                                                129,997           17,235
Series 2003-26, Cl. DI, 5.133%, 4/25/33 4                                                                  46,289           10,682
Series 2005-87, Cl. SE, (1.002)%, 10/25/35 4                                                              208,440            9,207
Series 2005-87, Cl. SG, 6.707%, 10/25/35 4                                                                211,078           13,522
Series 205, Cl. IO, 4.458%, 9/1/29 4                                                                       45,023           11,960
Series 2074, Cl. S, (2.988)%, 7/17/28 4                                                                     9,062              615
Series 2079, Cl. S, (4.716)%, 7/17/28 4                                                                    14,867            1,041
Series 216, Cl. IO, 11.766%, 12/1/31 4                                                                     15,583            3,894
Series 224, Cl. IO, 7.339%, 3/1/33 4                                                                       45,282           11,415
Series 243, Cl. 6, 9.324%, 12/15/32 4                                                                      25,904            6,558
Series 2526, Cl. SE, (2.149)%, 6/15/29 4                                                                   24,736            1,376
Series 2802, Cl. AS, (3.83)%, 4/15/33 4                                                                    43,824            2,574
Series 2819, Cl. S, (8.792)%, 6/15/34 4                                                                   200,506           15,686
Series 2920, Cl. S, (10.234)%, 1/15/35 4                                                                  130,372            6,776
Series 3000, Cl. SE, (11.25)%, 7/15/25 4                                                                  159,257            6,645
Series 3004, Cl. SB, (0.854)%, 7/15/35 4                                                                  226,889            9,340
Series 3110, Cl. SL, 8.704%, 2/15/26 4                                                                     22,810              918
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 192, Cl. PO, 6.73%, 2/1/28 5                                                               7,285            5,602
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                                                                                    733,316          707,779
5%, 12/25/17-8/25/34                                                                                    2,105,362        2,039,580
5%, 10/1/21 6                                                                                             229,000          224,456
5.50%, 12/25/20-1/25/34                                                                                 2,645,662        2,601,900
6%, 9/25/21-10/25/33                                                                                      997,847        1,006,752
6%, 10/1/21-10/1/36 6                                                                                     453,000          457,829
6.50%, 2/25/09-11/25/31                                                                                   581,568          597,472
7%, 11/25/13-4/25/34                                                                                      427,702          445,054
7.50%, 2/25/27-8/25/33                                                                                    393,803          413,209
8.50%, 7/25/32                                                                                              1,233            1,326
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                     36,576           37,955
Trust 2001-44, Cl. QC, 6%, 9/25/16                                                                         76,031           78,096
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                          1,454            1,447
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                     64,251           65,784
Trust 2001-69, Cl. PF, 6.131%, 12/25/31 1                                                                  40,000           40,570
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                          6,319            6,336
Trust 2002-12, Cl. PG, 6%, 3/25/17                                                                         35,157           36,119


                       3 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-29, Cl. F, 6.131%, 4/25/32 1                                                             $      21,849   $       22,407
Trust 2002-64, Cl. FJ, 6.131%, 4/25/32 1                                                                    7,003            7,129
Trust 2002-68, Cl. FH, 6.114%, 10/18/32 1                                                                  13,924           14,036
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                          59,822           61,459
Trust 2003-116, Cl. FA, 5.531%, 11/25/33 1                                                                 12,328           12,365
Trust 2003-130, Cl. CS, 3.838%, 12/25/33 1                                                                 16,404           15,148
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                     137,000          133,042
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                                                         38,640           38,242
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                         30,214           29,955
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                        67,000           65,619
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                    40,000           38,968
Trust 2005-59, Cl. NQ, 4.047%, 5/25/35 1                                                                   30,227           28,226
Trust 2006-46, Cl. SW, 5.385%, 6/25/36 1                                                                   16,603           17,072
Trust 2006-50, Cl. KS, 5.385%, 6/25/36 1                                                                   91,155           88,977
Trust 2006-50, Cl. SA, 5.385%, 6/25/36 1                                                                   23,837           23,358
Trust 2006-50, Cl. SK, 5.385%, 6/25/36 1                                                                   16,116           16,178
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-61, Cl. SH, 6.337%, 11/18/31 4                                                                  77,062            8,353
Trust 2001-63, Cl. SD, 0.503%, 12/18/31 4                                                                  22,675            2,286
Trust 2001-68, Cl. SC, (0.198)%, 11/25/31 4                                                                15,643            1,576
Trust 2001-81, Cl. S, 0.438%, 1/25/32 4                                                                    16,218            1,728
Trust 2002-28, Cl. SA, 0.083%, 4/25/32 4                                                                   12,221            1,107
Trust 2002-38, Cl. IO, (6.004)%, 4/25/32 4                                                                 26,704            1,718
Trust 2002-39, Cl. SD, (3.126)%, 3/18/32 4                                                                 17,657            1,707
Trust 2002-48, Cl. S, 0.599%, 7/25/32 4                                                                    20,734            1,925
Trust 2002-52, Cl. SL, 0.535%, 9/25/32 4                                                                   12,631            1,252
Trust 2002-53, Cl. SK, (2.711)%, 4/25/32 4                                                                 61,523            6,227
Trust 2002-56, Cl. SN, 1.536%, 7/25/32 4                                                                   28,270            2,689
Trust 2002-77, Cl. IS, (0.228)%, 12/18/32 4                                                                45,495            4,515
Trust 2002-77, Cl. SH, 1.334%, 12/18/32 4                                                                  19,819            1,989
Trust 2002-9, Cl. MS, 0.608%, 3/25/32 4                                                                    23,637            2,291
Trust 2003-4, Cl. S, 7.308%, 2/25/33 4                                                                     42,174            4,974
Trust 2005-40, Cl. SA, (5.36)%, 5/25/35 4                                                                  72,058            3,822
Trust 2005-40, Cl. SB, (2.757)%, 5/25/35 4                                                                 98,591            5,539
Trust 2005-71, Cl. SA, (2.258)%, 8/25/25 4                                                                100,554            6,577
Trust 2006-33, Cl. SP, 10.711%, 5/25/36 4                                                                 422,457           35,212
Trust 221, Cl. 2, 13.909%, 5/1/23 4                                                                        15,657            3,660
Trust 240, Cl. 2, 22.78%, 9/1/23 4                                                                         25,474            6,843
Trust 294, Cl. 2, 8.152%, 2/1/28 4                                                                        169,624           44,894
Trust 301, Cl. 2, 6.43%, 4/1/29 4                                                                          21,210            5,408
Trust 319, Cl. 2, 12.129%, 2/1/32 4                                                                        14,608            3,650
Trust 321, Cl. 2, 11.908%, 4/1/32 4                                                                        63,999           16,178
Trust 324, Cl. 2, 6.76%, 7/1/32 4                                                                          80,419           19,898
Trust 331, Cl. 5, 9.432%, 2/1/33 4                                                                         65,904           15,317
Trust 334, Cl. 12, 5.50%, 2/1/33 4                                                                        114,230           28,507


                       4 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 334, Cl. 5, 11.341%, 5/1/33 4                                                                 $      76,540   $       20,088
Trust 339, Cl. 7, 8.337%, 7/1/33 4                                                                        126,910           29,325
Trust 342, Cl. 2, 9.918%, 9/1/33 4                                                                         32,903            8,415
Trust 344, Cl. 2, 7.758%, 12/1/33 4                                                                       185,073           47,384
Trust 345, Cl. 9, 8.716%, 1/1/34 4                                                                         60,791           14,167
Trust 362, Cl. 12, 6.807%, 8/1/35 4                                                                        81,835           18,737
Trust 362, Cl. 13, 6.827%, 8/1/35 4                                                                        45,433           10,446
Trust 364, Cl. 15, 8.386%, 9/1/35 4                                                                        79,984           18,473
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 324, Cl. 1, 5.824%, 7/1/32 5                                                               20,081           15,078
                                                                                                                    ---------------
                                                                                                                        12,973,447
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--2.0%
Government National Mortgage Assn., 7%, 10/29/23-3/15/26                                                   90,380           94,822
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 1998-19, Cl. SB, (0.294)%, 7/16/28 4                                                                30,192            2,250
Series 2001-21, Cl. SB, (2.496)%, 1/16/27 4                                                               149,573           12,012
Series 2006-47, Cl. SA, 14.941%, 8/16/36 4                                                                253,312           15,485
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                                       140,879          149,642
Series 2000-7, Cl. Z, 8%, 1/16/30                                                                          65,504           69,564
                                                                                                                    ---------------
                                                                                                                           343,775
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--13.5%
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--10.7%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                               80,000           78,923
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                            51,171           51,930
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                     39,734           40,103
-----------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 5.231%, 8/25/08 1                                                                         21,709           21,688
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 2                                                  80,000           79,727
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Mtg. Pass-Through Certificates,
Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                                                                   168,475          167,937
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                   42,567           42,581
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                                 81,082           80,827
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                    13,485           13,504
-----------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust, Mtg. Pass-Through
Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                                     36,364           36,308
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                                                                                   26,981           27,030
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                                    50,000           49,542


                       5 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                             $      50,000   $       49,782
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                                   50,000           49,294
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                                   50,000           50,123
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 2                                                                 60,000           60,184
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                  20,000           19,765
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                                  70,000           69,512
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                                 70,000           69,873
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                                  40,000           40,739
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                    50,000           49,884
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                    70,000           70,131
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                     5,480            5,463
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                       56,451           56,580
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates,
Series 2006-3, Cl. 2A1, 5.955%, 10/25/36 1                                                                170,522          168,271
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                      17,630           17,697
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15 2                                            96,000          102,911
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                                                  56,073           56,224
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                        80,652           80,730
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                        90,000           89,516
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                       15,000           15,010
                                                                                                                    ---------------
                                                                                                                         1,811,789
-----------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.0%
WAMU, Mtg. Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1, 5.57%,
7/25/45 1                                                                                                   5,287            5,270
-----------------------------------------------------------------------------------------------------------------------------------
OTHER--0.6%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series 2005-
S2, Cl. 3A1, 6.75%, 2/25/32 1                                                                              90,061           91,102
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--2.2%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                                                                    89,172           90,243
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                                                                                59,120           59,169
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5,
6%, 9/25/36                                                                                               128,777          130,303
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                      50,778           50,791
-----------------------------------------------------------------------------------------------------------------------------------


                       6 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                                                            $      45,258   $       45,792
                                                                                                                    ---------------
                                                                                                                           376,298
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $15,535,576)                                                                    15,601,681

-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 5.218%,
1/15/21 7,8 (Cost $416,525)                                                                               825,000          422,284
-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.8%
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.04% in joint repurchase agreement (Principal
Amount/Value $61,637,000, with a maturity value of $61,662,425) with UBS Warburg
LLC, 4.95%, dated 9/28/07, to be repurchased at $643,265 on 10/1/07, collateralized by Federal National Mortgage Assn., 6%, 3/1/36,
with a value of $62,970,412 (Cost $643,000)                                                               643,000          643,000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $17,505,745)                                                              103.7%      17,565,706
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                        (3.7)        (627,547)

                                                                                                    -------------------------------
NET ASSETS                                                                                                  100.0%  $   16,938,159
                                                                                                    ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $267,481, which represents 1.58% of the Portfolio's net assets. See accompanying Notes.

3. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $136,657. See accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $570,198 or 3.37% of the Portfolio's net assets as of September 30, 2007.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $20,680 or 0.12% of the Portfolio's net assets as of September 30, 2007.

6. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See accompanying Notes.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Partial or fully-loaned security. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the


                       7 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that Portfolio's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Portfolio had purchased $1,528,179 of securities issued on a when-issued basis or forward commitment and sold $838,672 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.


                       8 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2007, the Portfolio had outstanding futures contracts as follows:

                                                                               UNREALIZED
                             EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS   SEPTEMBER 30, 2007   (DEPRECIATION)
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                12/19/07          23   $        2,560,906   $        3,439
U.S. Treasury Nts., 10 yr.     12/19/07           3              327,844           (1,089)
                                                                           ---------------
                                                                                    2,350
                                                                           ---------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.      12/31/07           4              828,188           (3,363)
U.S. Treasury Nts., 5 yr.      12/31/07           5              535,156           (4,998)
                                                                           ---------------
                                                                                   (8,361)
                                                                           ---------------
                                                                           $       (6,011)
                                                                           ===============

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Portfolio may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Portfolio may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.


                       9 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to Portfolio the delivery obligation (either cash or defaulted securities depending on whether the Portfolio is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of September 30, 2007 is as follows:

                                    BUY/SELL   NOTIONAL
                                      CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION           PREMIUM
COUNTERPARTY   REFERENCE ENTITY   PROTECTION     (000S)    FIXED RATE         DATES   PAID/(RECEIVED)        VALUE
-------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
                ABX.HE.AAA.06-2
                Index                   Sell   $     40          0.11%      5/25/46   $        (2,000)  $   (1,604)
                ABX.HE.AAA.06-2
                Index                   Sell         40          0.11       5/25/46            (1,999)      (1,604)
                                                                                      -----------------------------
                                                                                      $        (3,999)  $   (3,208)
                                                                                      =============================

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).


                      10 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

As of September 30, 2007, the Portfolio had entered into the following total return swap agreements:

                           NOTIONAL        PAID BY THE        RECEIVED BY   TERMINATION
COUNTERPARTY                 AMOUNT               FUND           THE FUND         DATES     VALUE
--------------------------------------------------------------------------------------------------
                                                         If positive, the
                                     If negative, the     Total Return of
                                       absolute value          the Lehman
                                        of the Lehman       Brothers U.S.
                                        Brothers U.S.       CMBS AAA 8.5+
                                             CMBS AAA       Index plus 60
Deutsche Bank AG         $  260,000        8.5+ Index        basis points         2/1/08  $  1,864
--------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.
                                                         If positive, the
                                     If negative, the     Total Return of
                                       absolute value         the  Lehman
                                        of the Lehman       Brothers U.S.
                                        Brothers U.S.       CMBS AAA 8.5+
                                             CMBS AAA     Index plus 32.5
                            200,000        8.5+ Index        basis points        11/1/07     1,359
                                                         If positive, the
                                     If negative, the     Total Return of
                                       absolute value          the Lehman
                                        of the Lehman       Brothers U.S.
                                        Brothers U.S.       CMBS AAA 8.5+
                                             CMBS AAA       Index plus 60
                             95,000        8.5+ Index        basis points         2/1/08       649
                                                         If positive, the
                                     If negative, the     Total Return of
                                       absolute value          the Lehman
                                        of the Lehman       Brothers U.S.
                                        Brothers U.S.       CMBS AAA 8.5+
                                             CMBS AAA      Index minus 25
                            120,000        8.5+ Index        basis points         3/1/08       765
---------------------------------------------------------------------------------------------------
UBS AG                                                   If positive, the
                                     If negative, the     Total Return of
                                       absolute value          the Lehman
                                        of the Lehman       Brothers U.S.
                                        Brothers U.S.       CMBS AAA 8.5+
                                             CMBS AAA       Index plus 60
                            119,000        8.5+ Index        basis points         2/1/08       845
                                                                                          ---------
                                                                                          $  5,482
                                                                                          =========

Abbreviation is as follows:

CMBS                     Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                      11 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                $      17,505,745
Federal tax cost of other investments                 1,527,418
                                              ------------------
Total federal tax cost                        $      19,033,163
                                              ==================

Gross unrealized appreciation                 $         185,089
Gross unrealized depreciation                          (124,868)
                                              ------------------
Net unrealized appreciation                   $          60,221
                                              ==================


                      12 | GOVERNMENT SECURITIES PORTFOLIO



Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.3%
--------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.7%
--------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.6%
Continental AG                                                                            46,159   $      6,407,590
--------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--3.3%
Bayerische Motoren Werke (BMW) AG                                                         48,399          3,129,796
--------------------------------------------------------------------------------------------------------------------
Ducati Motor Holding SpA 1                                                             1,085,900          2,664,852
--------------------------------------------------------------------------------------------------------------------
Honda Motor Co.                                                                           54,820          1,833,367
--------------------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                                     1,249          2,667,926
--------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                        52,800          3,090,910
                                                                                                   -----------------
                                                                                                         13,386,851
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.4%
Dignity plc                                                                               91,650          1,497,310
--------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Carnival Corp.                                                                            53,000          2,566,790
--------------------------------------------------------------------------------------------------------------------
William Hill plc                                                                         123,285          1,623,167
                                                                                                   -----------------
                                                                                                          4,189,957
--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.6%
Daito Trust Construction Co. Ltd.                                                         48,403          2,325,407
--------------------------------------------------------------------------------------------------------------------
Groupe SEB SA                                                                             18,392          3,422,487
--------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV                                                34,800          1,570,563
--------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                67,100          3,226,582
                                                                                                   -----------------
                                                                                                         10,545,039
--------------------------------------------------------------------------------------------------------------------
MEDIA--3.7%
British Sky Broadcasting Group plc                                                       118,512          1,685,200
--------------------------------------------------------------------------------------------------------------------
Gestevision Telecinco SA                                                                  21,042            552,387
--------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                                          89,300          2,158,381
--------------------------------------------------------------------------------------------------------------------
Mediaset SpA                                                                             427,000          4,408,276
--------------------------------------------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                                                            43,626            762,618
--------------------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                                            27,380            735,948
--------------------------------------------------------------------------------------------------------------------
Vivendi SA                                                                                54,980          2,320,592
--------------------------------------------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                                                       290,800          2,494,761
                                                                                                   -----------------
                                                                                                         15,118,163
--------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Next plc                                                                                  90,770          3,647,440
--------------------------------------------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                                                              10,230          1,924,662
                                                                                                   -----------------
                                                                                                          5,572,102
--------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.6%
Carphone Warehouse plc (The)                                                             403,880          2,879,781
--------------------------------------------------------------------------------------------------------------------
H&M Hennes & Mauritz AB, Cl. B                                                            61,900          3,923,923
--------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                             60,400          4,070,362
                                                                                                   -----------------
                                                                                                         10,874,066
--------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.2%
Burberry Group plc                                                                        66,055            887,923
--------------------------------------------------------------------------------------------------------------------
Compagnie Financiere Richemont AG, A Shares                                               32,249          2,137,007
--------------------------------------------------------------------------------------------------------------------
Luxottica Group SpA                                                                       90,900          3,093,988
--------------------------------------------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                                                               8,435          2,767,593
                                                                                                   -----------------
                                                                                                          8,886,511


                  1 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.9%
--------------------------------------------------------------------------------------------------------------------
BEVERAGES--2.6%
C&C Group plc                                                                            270,900   $      2,240,471
--------------------------------------------------------------------------------------------------------------------
Carlsberg AS, Cl. B                                                                       18,400          2,512,978
--------------------------------------------------------------------------------------------------------------------
Foster's Group Ltd.                                                                      111,775            647,669
--------------------------------------------------------------------------------------------------------------------
Heineken NV                                                                               27,900          1,830,852
--------------------------------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                                          14,390          3,140,073
                                                                                                   -----------------
                                                                                                         10,372,043
--------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
William Morrison Supermarkets plc                                                        163,804            945,938
--------------------------------------------------------------------------------------------------------------------
Woolworths Ltd.                                                                           62,306          1,642,585
                                                                                                   -----------------
                                                                                                          2,588,523
--------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
Barry Callebaut AG 1                                                                       6,032          4,437,542
--------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes plc                                                                     97,954          1,136,343
--------------------------------------------------------------------------------------------------------------------
Koninklijke Numico NV                                                                     15,250          1,182,963
--------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                                  3,472          1,559,679
                                                                                                   -----------------
                                                                                                          8,316,527
--------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
L'Oreal SA                                                                                22,270          2,921,530
--------------------------------------------------------------------------------------------------------------------
ENERGY--4.2%
--------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Technip SA                                                                                69,680          6,229,856
--------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--2.7%
BG Group plc                                                                             190,020          3,289,077
--------------------------------------------------------------------------------------------------------------------
BP plc, ADR                                                                               32,500          2,253,875
--------------------------------------------------------------------------------------------------------------------
Total SA                                                                                  46,750          3,782,567
--------------------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                                             25,700          1,809,537
                                                                                                   -----------------
                                                                                                         11,135,056
--------------------------------------------------------------------------------------------------------------------
FINANCIALS--15.3%
--------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.6%
3i Group plc                                                                              91,619          1,868,896
--------------------------------------------------------------------------------------------------------------------
Collins Stewart plc                                                                      753,065          3,166,275
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                       23,732          1,575,678
--------------------------------------------------------------------------------------------------------------------
Mediobanca SpA                                                                            54,300          1,187,757
--------------------------------------------------------------------------------------------------------------------
MLP AG                                                                                    33,164            447,363
--------------------------------------------------------------------------------------------------------------------
Tullett Prebon plc                                                                       469,435          4,144,390
--------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                    43,445          2,335,973
                                                                                                   -----------------
                                                                                                         14,726,332
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.2%
Anglo Irish Bank Corp.                                                                   318,845          6,028,725
--------------------------------------------------------------------------------------------------------------------
Commerzbank AG                                                                            37,216          1,510,844
--------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                                            80,625          4,250,550
--------------------------------------------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                                                     262,000          1,454,650
--------------------------------------------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                                                         371          3,485,764
--------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                                   322,290          3,461,868
--------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                   16,754          2,811,406
--------------------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA 2                                                                162,600          1,391,151
--------------------------------------------------------------------------------------------------------------------


                  2 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
UniCredito Italiano SpA 2                                                                 87,450   $        749,440
                                                                                                   -----------------
                                                                                                         25,144,398
--------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
Credit Saison Co. Ltd.                                                                    66,500          1,713,664
--------------------------------------------------------------------------------------------------------------------
INSURANCE--2.2%
Allianz SE                                                                                10,632          2,484,070
--------------------------------------------------------------------------------------------------------------------
AMP Ltd.                                                                                 176,037          1,646,417
--------------------------------------------------------------------------------------------------------------------
Prudential plc                                                                           101,889          1,566,609
--------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                                                 112,700          3,369,753
                                                                                                   -----------------
                                                                                                          9,066,849
--------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.2%
DIC Asset AG                                                                              76,595          2,674,802
--------------------------------------------------------------------------------------------------------------------
Solidere, GDR 1,2,3                                                                      100,420          1,770,405
--------------------------------------------------------------------------------------------------------------------
Solidere, GDR 1,2                                                                         25,380            447,449
--------------------------------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co. Ltd.                                                   119,000          4,163,595
                                                                                                   -----------------
                                                                                                          9,056,251
--------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.7%
Housing Development Finance Corp. Ltd.                                                    46,600          2,956,274
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE--13.2%
--------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.2%
CSL Ltd.                                                                                  29,700          2,843,049
--------------------------------------------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,4                                                               210,000            655,200
--------------------------------------------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,3                                                               330,600          1,031,472
--------------------------------------------------------------------------------------------------------------------
NeuroSearch AS 1                                                                          61,350          4,553,224
--------------------------------------------------------------------------------------------------------------------
NicOx SA 1                                                                               294,138          7,046,327
--------------------------------------------------------------------------------------------------------------------
Santhera Pharmaceuticals 1                                                                 8,081            749,623
                                                                                                   -----------------
                                                                                                         16,878,895
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.1%
Essilor International SA                                                                  29,680          1,862,168
--------------------------------------------------------------------------------------------------------------------
Nobel Biocare Holding AG                                                                   3,000            812,326
--------------------------------------------------------------------------------------------------------------------
Phonak Holding AG                                                                         35,250          3,536,354
--------------------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                                       132,350          1,617,954
--------------------------------------------------------------------------------------------------------------------
Straumann Holding AG                                                                       7,456          2,094,148
--------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                             38,384          4,295,843
--------------------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                              46,200          2,325,771
--------------------------------------------------------------------------------------------------------------------
William Demant Holding AS 1                                                               95,900          8,500,359
                                                                                                   -----------------
                                                                                                         25,044,923
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.1%
Ortivus AB, Cl. B 1                                                                      279,600            451,241
--------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.2%
Art Advanced Research Technologies, Inc. 1                                               270,100             54,311
--------------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc., Series 1 1                                     360,333             72,454
--------------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc., Series 2 1                                     113,634             22,849
--------------------------------------------------------------------------------------------------------------------
BTG plc 1                                                                                352,974            718,572
                                                                                                   -----------------
                                                                                                            868,186


                  3 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.6%
Astellas Pharma, Inc.                                                                     18,000   $        863,448
--------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                                       24,121            640,088
--------------------------------------------------------------------------------------------------------------------
H. Lundbeck AS                                                                            16,400            445,456
--------------------------------------------------------------------------------------------------------------------
Novogen Ltd. 1                                                                         1,089,513          1,811,171
--------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                          12,513          2,268,838
--------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                         23,695          2,006,316
--------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                       57,000            878,832
--------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                            25,500          1,793,758
                                                                                                   -----------------
                                                                                                         10,707,907
--------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--17.3%
--------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Empresa Brasileira de Aeronautica SA                                                     364,126          4,022,669
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.1%
Capita Group plc                                                                         523,322          7,751,967
--------------------------------------------------------------------------------------------------------------------
Experian Group Ltd.                                                                      147,921          1,564,677
--------------------------------------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                                                         73,000          2,654,394
--------------------------------------------------------------------------------------------------------------------
Randstad Holding NV                                                                        9,400            508,141
                                                                                                   -----------------
                                                                                                         12,479,179
--------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.2%
Koninklijke Boskalis Westminster NV                                                       62,091          3,130,713
--------------------------------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                                                   101,937          4,633,429
--------------------------------------------------------------------------------------------------------------------
Vinci SA                                                                                  14,940          1,167,224
                                                                                                   -----------------
                                                                                                          8,931,366
--------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--4.6%
ABB Ltd.                                                                                 350,982          9,199,058
--------------------------------------------------------------------------------------------------------------------
Alstom                                                                                    30,110          6,121,266
--------------------------------------------------------------------------------------------------------------------
Ceres Power Holdings plc 1                                                               288,100          1,768,353
--------------------------------------------------------------------------------------------------------------------
Ushio, Inc.                                                                               98,900          1,792,433
                                                                                                   -----------------
                                                                                                         18,881,110
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Siemens AG                                                                                25,313          3,474,135
--------------------------------------------------------------------------------------------------------------------
MACHINERY--4.4%
Aalberts Industries NV                                                                   260,224          6,204,203
--------------------------------------------------------------------------------------------------------------------
Demag Cranes AG                                                                           63,094          2,972,559
--------------------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                                         11,532          5,330,022
--------------------------------------------------------------------------------------------------------------------
Takeuchi Mfg. Co. Ltd.                                                                    59,073          3,363,655
                                                                                                   -----------------
                                                                                                         17,870,439
--------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Bunzl plc                                                                                258,563          3,705,773
--------------------------------------------------------------------------------------------------------------------
Wolseley plc                                                                              71,500          1,209,075
                                                                                                   -----------------
                                                                                                          4,914,848
--------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.6%
--------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.3%
Nokia Oyj                                                                                 53,700          2,031,705
--------------------------------------------------------------------------------------------------------------------
Tandberg ASA                                                                             277,800          6,685,750
--------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                              2,203,000          8,820,068
                                                                                                   -----------------
                                                                                                         17,537,523


                  4 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
Logitech International SA 1                                                              105,353   $      3,136,384
--------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.9%
Hoya Corp.                                                                               117,500          3,996,303
--------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                             14,790          3,283,376
--------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                               65,800          4,614,055
--------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                            63,000          1,010,705
--------------------------------------------------------------------------------------------------------------------
Omron Corp.                                                                               51,586          1,358,276
--------------------------------------------------------------------------------------------------------------------
Phoenix Mecano AG                                                                          4,324          1,795,709
                                                                                                   -----------------
                                                                                                         16,058,424
--------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
United Internet AG                                                                        57,319          1,271,776
--------------------------------------------------------------------------------------------------------------------
Yahoo! Japan Corp.                                                                        16,199          6,134,649
                                                                                                   -----------------
                                                                                                          7,406,425
--------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.8%
Infosys Technologies Ltd.                                                                 71,864          3,413,529
--------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.8%
Canon, Inc.                                                                               59,050          3,198,744
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
ASM International NV                                                                      65,400          1,869,132
--------------------------------------------------------------------------------------------------------------------
SOFTWARE--3.7%
Autonomy Corp. plc 1                                                                     226,934          3,997,671
--------------------------------------------------------------------------------------------------------------------
Enix Corp.                                                                                31,200          1,032,168
--------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                         11,800          6,108,509
--------------------------------------------------------------------------------------------------------------------
Sage Group plc (The)                                                                     275,970          1,407,348
--------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                    43,401          2,539,239
                                                                                                   -----------------
                                                                                                         15,084,935
--------------------------------------------------------------------------------------------------------------------
MATERIALS--5.7%
--------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.7%
Filtrona plc                                                                             214,785          1,004,141
--------------------------------------------------------------------------------------------------------------------
Nufarm Ltd.                                                                              251,319          2,979,291
--------------------------------------------------------------------------------------------------------------------
Sika AG                                                                                    1,021          1,988,944
--------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                4,380            947,117
                                                                                                   -----------------
                                                                                                          6,919,493
--------------------------------------------------------------------------------------------------------------------
METALS & MINING--4.0%
Companhia Vale do Rio Doce, Sponsored ADR                                                263,400          7,493,730
--------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                            149,300          5,201,109
--------------------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                                             42,511          3,644,967
                                                                                                   -----------------
                                                                                                         16,339,806
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
KDDI Corp.                                                                                   267          1,980,447
--------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                       697,265          2,525,596
                                                                                                   -----------------
                                                                                                          4,506,043
--------------------------------------------------------------------------------------------------------------------
UTILITIES--0.3%
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
Fortum Oyj                                                                                33,600          1,233,247
                                                                                                   -----------------
Total Common Stocks (Cost $245,893,553)                                                                 401,933,475


                  5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                           UNITS              VALUE
--------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------------------
Marshall Edwards, Inc. Wts.:
Exp. 7/11/10 1                                                                            89,460   $         87,698
Exp. 8/6/12 1                                                                              7,500             47,193
                                                                                                   -----------------
Total Rights, Warrants and Certificates (Cost $0)                                                           134,891

                                                                                          SHARES
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.6%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37% 5,6
(Cost $6,326,627)                                                                      6,326,627          6,326,627
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $252,220,180)                                             99.9%       408,394,993
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                              0.1            362,274

                                                                                 -----------------------------------
NET ASSETS                                                                                 100.0%  $    408,757,267
                                                                                 ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,801,877 or 0.69% of the Fund's net assets as of September 30, 2007.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2007 was $655,200, which represents 0.16% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

5. Rate shown is the 7-day yield as of September 30, 2007.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES       GLOSS         GLOSS              SHARES
                                                     DECEMBER 31, 2006   ADDITIONS    REDUCTIONS  SEPTEMBER 30, 2007
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           6,056,179  59,311,027    59,040,579           6,326,627

                                                                                                            DIVIDEND
                                                                                           VALUE              INCOME
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                  $  6,326,627  $          254,326

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                                        VALUE             PERCENT
---------------------------------------------------------------------------------------------------------------------
Japan                                                                               $ 65,029,068                15.9%
United Kingdom                                                                        64,045,597                15.7
Switzerland                                                                           45,637,816                11.2
France                                                                                45,492,422                11.1
Germany                                                                               29,580,100                 7.3
Australia                                                                             21,367,454                 5.2
The Netherlands                                                                       16,296,567                 4.0
Denmark                                                                               16,012,017                 3.9
Italy                                                                                 13,495,464                 3.3
Sweden                                                                                13,195,232                 3.2
India                                                                                 13,115,114                 3.2
Brazil                                                                                11,516,399                 2.8
United States                                                                          9,683,508                 2.4


                  6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Ireland                                                                                8,269,196                 2.0
Spain                                                                                  7,277,143                 1.8
Norway                                                                                 6,685,750                 1.6
Korea, Republic of South                                                               5,330,022                 1.3
South Africa                                                                           5,201,109                 1.3
Finland                                                                                3,264,952                 0.8
Lebanon                                                                                2,217,854                 0.6
Mexico                                                                                 2,158,381                 0.5
Bermuda                                                                                1,809,537                 0.5
Jersey, Channel Islands                                                                1,564,677                 0.4
Canada                                                                                   149,614                 0.0

                                                                                    ---------------------------------
Total                                                                               $408,394,993               100.0%
                                                                                    =================================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                  7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of September 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                     EXPIRATION    CONTRACT AMOUNT            VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                      DATES             (000S)         SEPTEMBER 30, 2007   APPRECIATION
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro (EUR)                              10/1/07                193   EUR   $          275,587   $      1,709
British Pounds Sterling (GBP)           10/1/07                104   GBP              211,346          3,077
                                                                                                -------------
Total unrealized appreciation                                                                   $      4,786
                                                                                                =============

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                    ACQUISITION                               VALUATION AS OF     UNREALIZED
SECURITY                                   DATE               COST         SEPTEMBER 30, 2007   DEPRECIATION
-------------------------------------------------------------------------------------------------------------
Marshall Edwards, Inc.                 12/28/05      $   1,496,007         $          655,200   $    840,807


                  8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $  253,053,787
Federal tax cost of other investments                 107,458
                                               ---------------
Total federal tax cost                         $  253,161,245
                                               ===============

Gross unrealized appreciation                  $  161,546,206
Gross unrealized depreciation                      (6,203,252)
                                               ---------------
Net unrealized appreciation                    $  155,342,954
                                               ===============


                  9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA



Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.6%
--------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.8%
--------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Goodyear Tire & Rubber Co. (The) 1                                                         1,100   $         33,451
--------------------------------------------------------------------------------------------------------------------
Lear Corp. 1,2                                                                             1,300             41,730
                                                                                                   -----------------
                                                                                                             75,181
--------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
General Motors Corp. 2                                                                       500             18,350
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Apollo Group, Inc., Cl. A 1                                                                  600             36,090
--------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1,2                                                           500             60,845
                                                                                                   -----------------
                                                                                                             96,935
--------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Chipotle Mexican Grill, Inc., Cl. B 1                                                        603             64,521
--------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                        2,000             86,940
--------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                           6,200            337,714
--------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp.                                                                      700             22,932
--------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                         14,900            504,067
                                                                                                   -----------------
                                                                                                          1,016,174
--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
Black & Decker Corp.                                                                         700             58,310
--------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                 900             23,913
--------------------------------------------------------------------------------------------------------------------
KB Home 2                                                                                  1,000             25,060
--------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A 2                                                                      1,100             24,915
--------------------------------------------------------------------------------------------------------------------
NVR, Inc. 1,2                                                                                100             47,025
--------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                          200             11,226
--------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 2                                                           600             21,450
--------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                                                      1,000             19,990
                                                                                                   -----------------
                                                                                                            231,889
--------------------------------------------------------------------------------------------------------------------
MEDIA--3.9%
CBS Corp., Cl. B                                                                          16,100            507,150
--------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc. 2                                                      21,700            812,448
--------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1                                                     8,600            402,566
--------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                          9,500            415,150
--------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                                                           1,700             69,734
--------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1                                              500             62,415
--------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                        6,700            322,203
--------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                         49,800            914,328
--------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                                     17,952            699,589
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                     46,900          1,612,891
                                                                                                   -----------------
                                                                                                          5,818,474
--------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Big Lots, Inc. 1,2                                                                         1,700             50,728
--------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                                 1,300             52,702
--------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                 2,000             53,120
--------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                                          200             12,674
--------------------------------------------------------------------------------------------------------------------


                              1 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL CONTINUED
--------------------------------------------------------------------------------------------------------------------
Macy's, Inc.                                                                              16,200   $        523,584
--------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 1,2                                                                   4,100            521,520
--------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                 100              6,357
                                                                                                   -----------------
                                                                                                          1,220,685
--------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.8%
AutoNation, Inc. 1                                                                         1,200             21,264
--------------------------------------------------------------------------------------------------------------------
AutoZone, Inc. 1                                                                             500             58,070
--------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                                        1,200             16,860
--------------------------------------------------------------------------------------------------------------------
Home Depot, Inc. 2                                                                        23,700            768,828
--------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                                  300             15,156
--------------------------------------------------------------------------------------------------------------------
RadioShack Corp. 2                                                                         2,400             49,584
--------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                      12,200            354,654
                                                                                                   -----------------
                                                                                                          1,284,416
--------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Fossil, Inc. 1                                                                               300             11,208
--------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                          6,700            393,022
--------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                                                               300             23,325
                                                                                                   -----------------
                                                                                                            427,555
--------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.7%
--------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.3%
Coca-Cola Co. (The)                                                                       17,400            999,978
--------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                             12,520            917,215
                                                                                                   -----------------
                                                                                                          1,917,193
--------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Costco Wholesale Corp. 2                                                                   6,600            405,042
--------------------------------------------------------------------------------------------------------------------
Kroger Co. (The)                                                                          16,300            464,876
--------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                             18,200            602,602
                                                                                                   -----------------
                                                                                                          1,472,520
--------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
ConAgra Foods, Inc.                                                                       14,000            365,820
--------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                        4,800            278,448
--------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                           9,300            429,660
--------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                4,700            263,200
--------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                            26,600            443,954
                                                                                                   -----------------
                                                                                                          1,781,082
--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.9%
Procter & Gamble Co. (The)                                                                19,165          1,348,066
--------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
NBTY, Inc. 1                                                                                 500             20,300
--------------------------------------------------------------------------------------------------------------------
TOBACCO--2.3%
Altria Group, Inc.                                                                        49,000          3,406,970
--------------------------------------------------------------------------------------------------------------------
UST, Inc.                                                                                    700             34,720
                                                                                                   -----------------
                                                                                                          3,441,690
--------------------------------------------------------------------------------------------------------------------
ENERGY--13.0%
--------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.7%
Dresser-Rand Group, Inc. 1                                                                 1,000             42,710
--------------------------------------------------------------------------------------------------------------------


                              2 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                         SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
--------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1                                                                   1,500   $         38,640
--------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. 2                                                                       22,800          2,394,000
                                                                                                   -----------------
                                                                                                          2,475,350
--------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--11.3%
Anadarko Petroleum Corp.                                                                   6,500            349,375
--------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                             45,401          4,248,626
--------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                            25,928          2,275,701
--------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                         81,276          7,522,907
--------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                   100              6,653
--------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                  300             17,949
--------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                        10,600            604,412
--------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                13,300            852,264
--------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc. 2                                                           300             23,049
--------------------------------------------------------------------------------------------------------------------
Tesoro Corp. 2                                                                             1,200             55,224
--------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                       13,600            913,648
                                                                                                   -----------------
                                                                                                         16,869,808
--------------------------------------------------------------------------------------------------------------------
FINANCIALS--22.4%
--------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.2%
Ameriprise Financial, Inc.                                                                11,720            739,649
--------------------------------------------------------------------------------------------------------------------
Bank of New York Mellon Corp.                                                             16,705            737,359
--------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The) 2                                                            4,200            515,802
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                            9,700          2,102,378
--------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc. 2                                                                2,000             56,560
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                             4,700            290,131
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                 22,500          1,603,800
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                            27,600          1,738,800
                                                                                                   -----------------
                                                                                                          7,784,479
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.2%
Fifth Third Bancorp                                                                        6,700            226,996
--------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                    2,400             77,592
--------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                              19,925            648,160
--------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                            41,312          2,071,797
--------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co. 2                                                                       47,700          1,699,074
                                                                                                   -----------------
                                                                                                          4,723,619
--------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
Discover Financial Services 1                                                              4,400             91,520
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.6%
Bank of America Corp.                                                                     69,812          3,509,449
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                           75,577          3,527,179
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                      62,204          2,850,187
                                                                                                   -----------------
                                                                                                          9,886,815
--------------------------------------------------------------------------------------------------------------------
INSURANCE--6.1%
ACE Ltd.                                                                                   5,500            333,135
--------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                            13,100            749,189
--------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                                  500             31,455
--------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                        41,737          2,823,508
--------------------------------------------------------------------------------------------------------------------
Aon Corp.                                                                                  6,400            286,784
--------------------------------------------------------------------------------------------------------------------


                              3 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
--------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                               600   $         32,100
--------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                               15,600            836,784
--------------------------------------------------------------------------------------------------------------------
CNA Financial Corp. 2                                                                      3,900            153,348
--------------------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                                   600             21,972
--------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                           24,100            740,593
--------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                                 400             11,456
--------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                     5,500            362,835
--------------------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                                   600             36,630
--------------------------------------------------------------------------------------------------------------------
MetLife, Inc. 2                                                                            8,700            606,651
--------------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                                      9,400            593,046
--------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                 500             30,610
--------------------------------------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                                                18,300            921,222
--------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A 2                                                                   7,500            594,000
                                                                                                   -----------------
                                                                                                          9,165,318
--------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc.                                                            2,000            107,240
--------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Fannie Mae                                                                                15,200            924,312
--------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                        600             19,386
--------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                        700             22,890
--------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc. 2                                                                 19,000            670,890
                                                                                                   -----------------
                                                                                                          1,637,478
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE--11.6%
--------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.1%
Amgen, Inc. 1,2                                                                           12,900            729,753
--------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                                                        9,700            643,401
--------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                          2,900            226,258
                                                                                                   -----------------
                                                                                                          1,599,412
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Baxter International, Inc. 2                                                               8,900            500,892
--------------------------------------------------------------------------------------------------------------------
Covidien Ltd. 1                                                                            5,525            229,288
--------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                                                                   200             46,000
--------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1,2                                                                   900             50,652
--------------------------------------------------------------------------------------------------------------------
Medtronic, Inc. 2                                                                          1,700             95,897
--------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                                                                    2,300            186,277
                                                                                                   -----------------
                                                                                                          1,109,006
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.3%
Aetna, Inc.                                                                               18,200            987,714
--------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                      800             36,264
--------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc. 2                                                                      900             56,277
--------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                8,400            447,636
--------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                 600             37,326
--------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                    8,800            491,216
--------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                         1,100             59,455
--------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                             1,100             76,868
--------------------------------------------------------------------------------------------------------------------


                              4 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
--------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                                     300   $         10,995
--------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                            10,600            623,174
--------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1,2                                                           9,900            894,861
--------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                  46,482          2,251,123
--------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                         24,667          1,946,720
                                                                                                   -----------------
                                                                                                          7,919,629
--------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Invitrogen Corp. 1,2                                                                         700             57,211
--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.4%
Bristol-Myers Squibb Co.                                                                   9,900            285,318
--------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                            1,900            108,167
--------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                                        300              9,303
--------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                               12,500            466,125
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                         37,700          2,476,890
--------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                               4,400             51,568
--------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                             103,165          2,520,321
--------------------------------------------------------------------------------------------------------------------
Sepracor, Inc. 1,2                                                                         1,400             38,500
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                     13,600            605,880
                                                                                                   -----------------
                                                                                                          6,562,072
--------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.4%
--------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
Boeing Co.                                                                                14,600          1,532,854
--------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                     1,900            160,493
--------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                             18,100          1,076,407
--------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc. 2                                                        3,000            306,420
--------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                      7,500            813,675
--------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                     9,500            741,000
--------------------------------------------------------------------------------------------------------------------
Raytheon Co. 2                                                                            13,200            842,424
--------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                  6,900            555,312
                                                                                                   -----------------
                                                                                                          6,028,585
--------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.0%
United Parcel Service, Inc., Cl. B                                                           200             15,020
--------------------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
AMR Corp. 1,2                                                                              2,400             53,496
--------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                                      1,600             52,848
--------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp. 1                                                                   600             10,680
--------------------------------------------------------------------------------------------------------------------
UAL Corp. 1                                                                                  600             27,918
--------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc. 1                                                                   1,700             44,625
                                                                                                   -----------------
                                                                                                            189,567
--------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
Lennox International, Inc.                                                                   500             16,900
--------------------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                              1,300             48,815
                                                                                                   -----------------
                                                                                                             65,715
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.0%
ChoicePoint, Inc. 1,2                                                                        800             30,336
--------------------------------------------------------------------------------------------------------------------


                              5 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Robert Half International, Inc.                                                              700   $         20,902
                                                                                                   -----------------
                                                                                                             51,238
--------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Acuity Brands, Inc.                                                                          300             15,144
--------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                    600             41,706
--------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1,2                                                                     800             46,912
                                                                                                   -----------------
                                                                                                            103,762
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.3%
3M Co.                                                                                     8,000            748,640
--------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                      81,600          3,378,240
--------------------------------------------------------------------------------------------------------------------
Teleflex, Inc. 2                                                                             400             31,168
--------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                   15,425            683,945
                                                                                                   -----------------
                                                                                                          4,841,993
--------------------------------------------------------------------------------------------------------------------
MACHINERY--0.8%
Caterpillar, Inc. 2                                                                        3,800            298,034
--------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                              1,200            153,468
--------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                6,400            633,856
--------------------------------------------------------------------------------------------------------------------
ITT Corp.                                                                                    200             13,586
--------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                    600             55,536
--------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                               300             17,649
                                                                                                   -----------------
                                                                                                          1,172,129
--------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.0%
Laidlaw International, Inc.                                                                  800             28,176
--------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--24.1%
--------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.1%
Cisco Systems, Inc. 1                                                                    126,900          4,201,659
--------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                                            400             20,096
--------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                                                   2,200             39,094
--------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                  25,100            918,911
--------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                            38,900            720,817
--------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                            41,100          1,736,886
                                                                                                   -----------------
                                                                                                          7,637,463
--------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--7.2%
Apple, Inc. 1                                                                             11,400          1,750,356
--------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                                     2,900             24,824
--------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                              26,000            717,600
--------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                               45,400            944,320
--------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                       63,200          3,146,728
--------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                     32,900          3,875,620
--------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                                       1,400             58,142
--------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                1,300             64,740
--------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1,2                                                                2,600             69,966
--------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                    2,400             60,768
                                                                                                   -----------------
                                                                                                         10,713,064


                              6 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Agilent Technologies, Inc. 1                                                              19,100   $        704,408
--------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                                  1,200             51,024
--------------------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                              1,500             59,790
--------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                              700             19,418
--------------------------------------------------------------------------------------------------------------------
Tyco Electronics Ltd.                                                                      6,725            238,267
                                                                                                   -----------------
                                                                                                          1,072,907
--------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
eBay, Inc. 1                                                                              11,300            440,926
--------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1,2                                                                    2,700          1,531,629
--------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                           1,100             37,114
                                                                                                   -----------------
                                                                                                          2,009,669
--------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.0%
Accenture Ltd., Cl. A 2                                                                   19,900            800,975
--------------------------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1                                                  900             45,216
--------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                           17,100            785,403
--------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                                  1,200             67,080
--------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                          2,400             41,664
--------------------------------------------------------------------------------------------------------------------
DST Systems, Inc. 1,2                                                                        700             60,067
--------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                             28,800            628,992
--------------------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                                 800             35,496
--------------------------------------------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1                                                                       300              7,338
--------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc. 1                                                                    800             28,040
--------------------------------------------------------------------------------------------------------------------
MasterCard, Inc., Cl. A 2                                                                  2,900            429,113
                                                                                                   -----------------
                                                                                                          2,929,384
--------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Xerox Corp. 1                                                                             35,500            615,570
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.5%
Analog Devices, Inc.                                                                       9,500            343,520
--------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                   36,100            747,270
--------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                              3,600             18,576
--------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                                       1,900             29,412
--------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                               36,200            936,132
--------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A 2                                                                      800             26,744
--------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp. 2                                                                           700             39,046
--------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1,2                                                                       600             31,956
--------------------------------------------------------------------------------------------------------------------
Linear Technology Corp. 2                                                                  1,800             62,982
--------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                               2,400             65,088
--------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                                   1,900             51,794
--------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                                             6,300            228,312
--------------------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                                           3,600             49,680
--------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc. 2                                                                 25,700            940,363
--------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                            500             26,760
--------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                               2,400             62,736
                                                                                                   -----------------
                                                                                                          3,660,371


                              7 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.9%
Activision, Inc. 1,2                                                                       1,700   $         36,703
--------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. 1                                                                     11,000            480,260
--------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1                                                                                300             10,251
--------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                                           1,500             74,955
--------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                        4,300             59,641
--------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                       1,900             59,337
--------------------------------------------------------------------------------------------------------------------
CA, Inc. 2                                                                                 3,100             79,732
--------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                               900             19,971
--------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 1                                                     600             15,108
--------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                                       800             32,256
--------------------------------------------------------------------------------------------------------------------
Cognos, Inc. 1                                                                               500             20,765
--------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                          3,500             28,070
--------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                             2,400             72,720
--------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                             1,300             45,331
--------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                       200             13,014
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          163,100          4,804,926
--------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                             4,400             33,616
--------------------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                                            45,500            985,075
--------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1,2                                                                          2,500             49,675
--------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1,2                                                                     600             30,792
--------------------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                                          16,600            321,708
--------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                           1,300             35,204
                                                                                                   -----------------
                                                                                                          7,309,110
--------------------------------------------------------------------------------------------------------------------
MATERIALS--2.2%
--------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.6%
Ashland, Inc.                                                                                300             18,063
--------------------------------------------------------------------------------------------------------------------
Celanese Corp., Series A                                                                     700             27,286
--------------------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc. 2                                                               400             30,364
--------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                    18,400            792,304
--------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                                                          200              8,550
--------------------------------------------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                                                                 1,100             34,386
                                                                                                   -----------------
                                                                                                            910,953
--------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Owens-Illinois, Inc. 1                                                                     1,500             62,175
--------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America 2                                                                 500             14,535
                                                                                                   -----------------
                                                                                                             76,710
--------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.0%
AK Steel Holding Corp. 1                                                                     600             26,370
--------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                   200             26,002
--------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                8,700            517,389
--------------------------------------------------------------------------------------------------------------------
Southern Copper Corp. 2                                                                    4,700            582,001
--------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                                                       600             28,020
--------------------------------------------------------------------------------------------------------------------


                              8 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
United States Steel Corp. 2                                                                3,200   $        339,008
                                                                                                   -----------------
                                                                                                          1,518,790
--------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
International Paper Co.                                                                   17,000            609,790
--------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                           1,300             93,990
                                                                                                   -----------------
                                                                                                            703,780
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.5%
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
AT&T, Inc.                                                                                28,039          1,186,330
--------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                           1,300             60,086
--------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                               1,100             61,160
--------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1,2                                              82,000            751,120
--------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                              31,800          1,408,104
--------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                           1,200             16,944
                                                                                                   -----------------
                                                                                                          3,483,744
--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
Alltel Corp.                                                                               8,300            578,344
--------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                       58,686          1,115,034
--------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                               500             33,375
                                                                                                   -----------------
                                                                                                          1,726,753
--------------------------------------------------------------------------------------------------------------------
UTILITIES--0.9%
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
American Electric Power Co., Inc.                                                          1,300             59,904
--------------------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                                 8,300            460,235
--------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc. 2                                                                    4,400            206,140
                                                                                                   -----------------
                                                                                                            726,279
--------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
PG&E Corp. 2                                                                               6,100            291,580
--------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                              5,600            325,471
                                                                                                   -----------------
                                                                                                            617,051
                                                                                                   -----------------
Total Common Stocks (Cost $130,860,414)                                                                 148,367,250
--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred Shares 1,3 (Cost $0)                       2,000                  2
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.5%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37% 4,5
(Cost $743,519)                                                                          743,519            743,519
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $131,603,933)                                                  149,110,771
--------------------------------------------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--11.1% 6,7
--------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--11.1%
Undivided interest of 1.65% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,425,000)
with Bank of America NA, 5.10%, dated 9/28/07, to be repurchased at
$16,496,084 on 10/1/07, collateralized by U.S. Agency Mortgages, 5%-
5.50%, 5/1/33-6/1/35, with a value of $1,020,000,000 (Cost $16,489,076)          $    16,489,076         16,489,076


                              9 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                                                                                                              VALUE
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $148,093,009)                                            111.2%  $    165,599,847
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                      (11.2)       (16,626,261)
                                                                                 ----------------------------------
NET ASSETS                                                                                 100.0%  $    148,973,586
                                                                                 ----------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $2, which represents less than 0.005% of the Portfolio's net assets. See accompanying Notes.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES        GROSS          GROSS               SHARES
                                                     DECEMBER 31, 2006    ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           1,048,972   15,397,798     15,703,251              743,519

                                                                                                               DIVIDEND
                                                                                             VALUE               INCOME
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                    $    743,519   $           17,602

5. Rate shown is the 7-day yield as of September 30, 2007.

6. The Portfolio may have elements of risk due to concentrated investments. Such concentrations may subject the Portfolio to additional risks.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENTS OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that Portfolio's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the


                              10 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

CONCENTRATION OF RISKS. The Portfolio from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Portfolio. Such concentrations may subject the Portfolio to additional risks.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2007, the Portfolio had on loan securities valued at $16,203,126. Collateral of $16,489,076 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


                              11 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Total federal tax cost                        $     149,398,620
                                              ==================

Gross unrealized appreciation                 $      18,676,096
Gross unrealized depreciation                        (2,474,869)
                                              ------------------
Net unrealized appreciation                   $      16,201,227
                                              ==================


                              12 | GROWTH PORTFOLIO



Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--58.7%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.4%
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.2%
General Motors Corp.                                                                                     13,700    $       502,790
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
McDonald's Corp.                                                                                         13,000            708,110
-----------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                              21,300            743,583
                                                                                                                   ----------------
                                                                                                                         1,451,693
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--1.7%
DirecTV Group, Inc. (The) 1                                                                             137,400          3,336,072
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                        26,400            484,704
                                                                                                                   ----------------
                                                                                                                         3,820,776
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
J.C. Penney Co., Inc. (Holding Co.)                                                                      34,300          2,173,591
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
RadioShack Corp.                                                                                        100,300          2,072,198
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.6%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.7%
Coca-Cola Co. (The)                                                                                       7,100            408,037
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                            46,700          3,421,242
                                                                                                                   ----------------
                                                                                                                         3,829,279
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Wal-Mart Stores, Inc.                                                                                    25,800          1,126,170
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--2.4%
Altria Group, Inc.                                                                                       49,100          3,413,923
-----------------------------------------------------------------------------------------------------------------------------------
UST, Inc.                                                                                                42,600          2,112,960
                                                                                                                   ----------------
                                                                                                                         5,526,883
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--5.6%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Schlumberger Ltd.                                                                                         5,800            609,000
-----------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--5.4%
Chevron Corp.                                                                                            11,500          1,076,170
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                           55,900          4,906,343
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                        19,400          1,795,664
-----------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                       51,800          2,953,636
-----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                      22,400          1,504,832
                                                                                                                   ----------------
                                                                                                                        12,236,645
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--13.8%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.2%
Goldman Sachs Group, Inc. (The)                                                                          18,900          4,096,386
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                          5,700            480,453
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                           43,700          2,753,100
                                                                                                                   ----------------
                                                                                                                         7,329,939
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.8%
Fifth Third Bancorp                                                                                      29,900          1,013,012
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                           62,200          3,119,330
                                                                                                                   ----------------
                                                                                                                         4,132,342
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.4%
Bank of America Corp.                                                                                    77,700          3,905,979
-----------------------------------------------------------------------------------------------------------------------------------


                           1 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                          21,500    $       864,300
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                          80,500          3,756,935
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                     81,700          3,743,494
                                                                                                                   ----------------
                                                                                                                        12,270,708
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.9%
AMBAC Financial Group, Inc.                                                                              16,700          1,050,597
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                       13,800            933,570
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                              22,500          1,206,900
-----------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                              76,400          1,948,200
-----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                             16,900          1,034,618
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                                                                9,700            488,298
                                                                                                                   ----------------
                                                                                                                         6,662,183
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
CB Richard Ellis Group, Inc., Cl. A 1                                                                    19,200            534,528
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.2%
Washington Mutual, Inc.                                                                                  13,800            487,278
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.3%
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.7%
AmerisourceBergen Corp.                                                                                  65,600          2,973,648
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                                    13,500            844,155
-----------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                             17,600          1,094,896
-----------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                                  39,100          2,182,562
-----------------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                                           30,200          2,110,376
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                           52,300          3,074,717
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                                 11,400            552,102
                                                                                                                   ----------------
                                                                                                                        12,832,456
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.6%
King Pharmaceuticals, Inc. 1                                                                             31,600            370,352
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                        19,700          1,018,293
                                                                                                                   ----------------
                                                                                                                         1,388,645
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--5.6%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Honeywell International, Inc.                                                                            37,000          2,200,390
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                     5,300            574,997
                                                                                                                   ----------------
                                                                                                                         2,775,387
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Waste Management, Inc.                                                                                   73,400          2,770,116
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Rockwell Automation, Inc.                                                                                 7,900            549,129
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
General Electric Co.                                                                                     60,900          2,521,260
-----------------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                             7,800            485,238
                                                                                                                   ----------------
                                                                                                                         3,006,498
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.9%
Cummins, Inc.                                                                                             3,300            422,037
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                               6,300            935,046
-----------------------------------------------------------------------------------------------------------------------------------


                           2 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
Eaton Corp.                                                                                               5,900    $       584,336
                                                                                                                   ----------------
                                                                                                                         1,941,419
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.8%
Norfolk Southern Corp.                                                                                   32,800          1,702,648
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.8%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Cisco Systems, Inc. 1                                                                                    13,300            440,363
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.4%
Apple, Inc. 1                                                                                            23,800          3,654,252
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                                             60,000          1,656,000
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                      96,600          4,809,714
                                                                                                                   ----------------
                                                                                                                        10,119,966
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
Computer Sciences Corp. 1                                                                                 9,300            519,870
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
Intel Corp.                                                                                              51,000          1,318,860
-----------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                                                         50,000            690,000
                                                                                                                   ----------------
                                                                                                                         2,008,860
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--2.1%
BMC Software, Inc. 1                                                                                     68,200          2,129,886
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                          87,400          2,574,804
                                                                                                                   ----------------
                                                                                                                         4,704,690
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.8%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.8%
Dow Chemical Co. (The)                                                                                   39,500          1,700,870
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
Ball Corp.                                                                                               40,600          2,182,250
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.2%
Alcoa, Inc.                                                                                              20,400            798,048
-----------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                              13,500            802,845
-----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                                11,600          1,228,904
                                                                                                                   ----------------
                                                                                                                         2,829,797
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
International Paper Co.                                                                                  53,000          1,901,110
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.6%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.6%
AT&T, Inc.                                                                                              158,762          6,717,220
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1                                                              134,300          1,230,188
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                            107,100          4,742,388
                                                                                                                   ----------------
                                                                                                                        12,689,796
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.2%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
Progress Energy, Inc.                                                                                    17,000            796,450
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.7%
Constellation Energy Group, Inc.                                                                         17,700          1,518,483
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
NiSource, Inc.                                                                                           17,800            340,692
                                                                                                                   ----------------
Total Common Stocks (Cost $118,367,057)                                                                                133,485,498


                           3 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.611%, 5/25/34 2                                                           $     363,337   $      358,814
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 5.773%, 4/15/11 2                                                  1,070,000        1,064,547
-----------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                                               70,000           65,950
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 5.871%, 2/25/33 2                                                                    8,112            7,690
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-11, Asset-Backed
Certificates, Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                                    140,000          138,756
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 2                                                 400,000          395,586
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates, Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 2                                                 110,000          108,922
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.341%, 11/25/35 2                                                660,000          650,650
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.221%, 7/25/36 2                                                 290,000          284,623
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.181%, 5/15/36 2                                                  84,424           84,052
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.241%, 7/7/36 2                                                  150,000          146,719
-----------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                       14,794           14,785
-----------------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations, Series 2005-2, Cl. A4, 4.15%, 10/15/10                                                       200,000          198,413
-----------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.798%, 1/20/35 2                                                    164,548          160,635
-----------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                                  177,255          177,142
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 2                                                                 154,728          154,739
-----------------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 3                                                                  807,244          803,361
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series
2003-C7, Cl. C7, 7.103%, 3/15/16 2                                                                        690,000          682,931
-----------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-
2, Cl. 2A2, 5.231%, 7/1/36 2                                                                              280,000          276,125
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 2                                                    23,231           23,148
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                    45,879           45,676
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-BNC3, Cl. A2, 5.171%, 9/25/36 2                                                               218,561          216,805
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                                         111,135          111,312
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $6,255,363)                                                                          6,171,381


                           4 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--33.7%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--23.1%
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--22.9%
Federal Home Loan Mortgage Corp.:
4.50%, 10/15/18-5/15/19                                                                             $   1,700,491   $    1,640,429
5%, 8/15/33-12/15/34                                                                                    1,046,486        1,001,868
6%, 3/15/33                                                                                               128,879          129,624
6.50%, 4/15/18-4/15/34                                                                                    288,260          295,832
7%, 5/15/30-1/15/34                                                                                     1,786,808        1,854,130
8%, 4/15/16                                                                                               127,506          134,798
9%, 8/15/22-5/15/25                                                                                        38,395           41,289
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates, Series 3094, Cl. HS, 3.291%, 6/15/34 2                                         97,512           99,398
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 5.752%, 3/25/36 2                                                                 161,782          168,213
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                       265,939          273,699
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                       170,616          175,038
Series 2080, Cl. C, 6.50%, 8/15/28                                                                        163,014          168,028
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                        113,112          116,762
Series 2387, Cl. PD, 6%, 4/15/30                                                                            4,772            4,762
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                       320,433          330,087
Series 2500, Cl. FD, 6.253%, 3/15/32 2                                                                     51,353           51,733
Series 2526, Cl. FE, 6.153%, 6/15/29 2                                                                     80,393           80,776
Series 2551, Cl. FD, 6.153%, 1/15/33 2                                                                     61,637           61,865
Series 3025, Cl. SJ, 3.658%, 8/15/35 2                                                                     32,411           33,629
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 7.368%, 6/1/26 4                                                                      115,298           28,689
Series 183, Cl. IO, 5.066%, 4/1/27 4                                                                      181,214           44,916
Series 184, Cl. IO, 10.646%, 12/1/26 4                                                                    195,841           49,935
Series 192, Cl. IO, 11.506%, 2/1/28 4                                                                      50,715           13,007
Series 200, Cl. IO, 10.554%, 1/1/29 4                                                                      61,149           15,944
Series 2003-118, Cl. S, 8.002%, 12/25/33 4                                                                789,265          104,639
Series 2005-87, Cl. SE, (1.002)%, 10/25/35 4                                                            1,184,016           52,300
Series 2005-87, Cl. SG, 6.707%, 10/25/35 4                                                              1,200,506           76,907
Series 2130, Cl. SC, (5.224)%, 3/15/29 4                                                                  137,797           11,005
Series 216, Cl. IO, 11.766%, 12/1/31 4                                                                     84,731           21,173
Series 224, Cl. IO, 7.34%, 3/1/33 4                                                                       264,724           66,731
Series 243, Cl. 6, 9.324%, 12/15/32 4                                                                     164,059           41,531
Series 2796, Cl. SD, (5.903)%, 7/15/26 4                                                                  205,031           16,421
Series 2802, Cl. AS, (3.83)%, 4/15/33 4                                                                   257,469           15,124
Series 2920, Cl. S, (10.234)%, 1/15/35 4                                                                  859,252           44,659
Series 3000, Cl. SE, (11.25)%, 7/15/25 4                                                                1,019,242           42,528
Series 3110, Cl. SL, 8.703%, 2/15/26 4                                                                    136,858            5,508
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. PO, 5.508%, 6/1/26 5                                                                       47,205           37,227
Series 192, Cl. PO, 6.729%, 2/1/28 5                                                                       50,715           39,000
-----------------------------------------------------------------------------------------------------------------------------------


                           5 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                                                                              $   4,974,759   $    4,802,579
5%, 12/25/17-3/25/34                                                                                    7,300,068        7,137,197
5%, 10/1/36 6                                                                                           2,840,000        2,709,093
5.50%, 6/25/21-1/25/34                                                                                  1,639,772        1,617,200
5.50%, 10/1/21-10/1/36 6                                                                                6,378,000        6,253,974
6%, 11/25/17-11/25/33                                                                                   4,226,800        4,257,650
6%, 10/1/21-10/1/36 6                                                                                   1,823,000        1,844,480
6%, 4/25/33 7                                                                                             487,345          489,883
6.50%, 5/25/17-11/25/31                                                                                 2,893,995        2,973,400
7%, 11/25/17-10/25/35                                                                                     588,032          610,124
7.50%, 2/25/08-3/25/33                                                                                  1,034,332        1,085,143
8.50%, 7/25/32                                                                                              7,398            7,954
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1, Cl.
A2, 7%, 11/25/31                                                                                          305,667          317,190
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                                        192,377          194,800
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                                      304,192          316,000
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                                       150,588          153,203
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                    201,169          208,752
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                          9,997            9,946
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                    408,454          418,196
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                         42,424           42,543
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                     141,547          145,337
Trust 2002-56, Cl. KW, 6%, 4/25/23                                                                        550,000          556,326
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                         331,742          340,821
Trust 2003-130, Cl. CS, 3.838%, 12/25/33 2                                                                 87,880           81,148
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                     662,000          647,124
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                       452,000          442,684
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                   270,000          263,032
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                     250,000          242,342
Trust 2005-59, Cl. NQ, 4.047%, 5/25/35 2                                                                  162,573          151,810
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                                     970,000          958,780
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                    672,512          675,607
Trust 2006-46, Cl. SW, 5.385%, 6/25/36 2                                                                  124,956          128,488
Trust 2006-50, Cl. KS, 5.385%, 6/25/36 2                                                                  140,876          137,510
Trust 2006-50, Cl. SA, 5.385%, 6/25/36 2                                                                   65,757           64,435
Trust 2006-50, Cl. SK, 5.385%, 6/25/36 2                                                                  507,643          509,608
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                     827,248          830,777
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                                     444,000          429,988
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 1993-223, Cl. PM, 10.411%, 10/25/23 4                                                               114,619            6,309
Trust 2001-65, Cl. S, 6.436%, 11/25/31 4                                                                  458,683           51,197
Trust 2001-81, Cl. S, 0.438%, 1/25/32 4                                                                   105,417           11,235
Trust 2002-47, Cl. NS, (0.243)%, 4/25/32 4                                                                248,408           24,017
Trust 2002-51, Cl. S, (0.127)%, 8/25/32 4                                                                 228,099           22,245
Trust 2002-52, Cl. SD, (3.302)%, 9/25/32 4                                                                258,029           24,988
Trust 2002-77, Cl. SH, 1.334%, 12/18/32 4                                                                 130,980           13,142


                           6 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-84, Cl. SA, 7.669%, 12/25/32 4                                                           $     404,095   $       39,640
Trust 2003-33, Cl. SP, 9.355%, 5/25/33 4                                                                  432,547           55,110
Trust 2003-4, Cl. S, 7.308%, 2/25/33 4                                                                    259,535           30,609
Trust 2004-54, Cl. DS, (7.686)%, 11/25/30 4                                                               211,562           13,833
Trust 2005-19, Cl. SA, (4.891)%, 3/25/35 4                                                              2,171,883          122,143
Trust 2005-40, Cl. SA, (5.36)%, 5/25/35 4                                                                 482,957           25,614
Trust 2005-6, Cl. SE, (3.467)%, 2/25/35 4                                                                 615,810           30,671
Trust 2005-71, Cl. SA, (2.258)%, 8/25/25 4                                                                641,030           41,929
Trust 2006-119, Cl. MS, 13.099%, 12/25/36 4                                                               711,789           44,193
Trust 2006-33, Cl. SP, 10.711%, 5/25/36 4                                                               1,281,454          106,810
Trust 222, Cl. 2, 14.711%, 6/1/23 4                                                                       398,841           94,138
Trust 240, Cl. 2, 17.932%, 9/1/23 4                                                                       472,548          126,943
Trust 252, Cl. 2, 13.133%, 11/1/23 4                                                                      308,451           83,034
Trust 273, Cl. 2, 14.134%, 8/1/26 4                                                                        88,030           22,303
Trust 319, Cl. 2, 12.261%, 2/1/32 4                                                                        91,204           22,789
Trust 321, Cl. 2, 7.254%, 4/1/32 4                                                                      1,035,515          261,764
Trust 322, Cl. 2, 16.46%, 4/1/32 4                                                                        374,672           95,210
Trust 331, Cl. 9, 8.867%, 2/1/33 4                                                                        252,362           60,051
Trust 334, Cl. 17, 22.711%, 2/1/33 4                                                                      164,974           41,370
Trust 339, Cl. 7, 8.454%, 7/1/33 4                                                                        782,438          180,801
Trust 342, Cl. 2, 9.918%, 9/1/33 4                                                                        144,185           36,873
Trust 344, Cl. 2, 8.096%, 12/1/33 4                                                                     2,020,528          517,311
Trust 345, Cl. 9, 8.716%, 1/1/34 4                                                                        349,546           81,463
Trust 362, Cl. 12, 6.807%, 8/1/35 4                                                                       474,329          108,604
Trust 362, Cl. 13, 6.827%, 8/1/35 4                                                                       263,340           60,549
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 5.468%, 9/25/23 5                                                        125,885          107,665
                                                                                                                    ---------------
                                                                                                                        52,008,881
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
7%, 11/29/08-1/30/24                                                                                      108,568          113,400
7.50%, 1/30/09-6/30/24                                                                                    190,057          198,349
8%, 5/30/17                                                                                                57,976           61,275
8.50%, 8/15/17-12/29/17                                                                                    53,969           57,726
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 2001-21, Cl. SB, (2.482)%, 1/16/27 4                                                               227,105           18,239
Series 2002-15, Cl. SM, (4.595)%, 2/16/32 4                                                               267,096           21,283
Series 2002-76, Cl. SY, (7.317)%, 12/16/26 4                                                              542,049           38,641
Series 2004-11, Cl. SM, (6.242)%, 1/17/30 4                                                               182,745           13,408
                                                                                                                    ---------------
                                                                                                                           522,321
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--10.6%
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--4.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                              490,000          483,405
-----------------------------------------------------------------------------------------------------------------------------------


                           7 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                     $     334,319   $      339,278
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                    260,078          262,492
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 3                                                 300,000          298,975
-----------------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Mtg. Pass-Through
Certificates, Series 2006-A5, Cl. 1A1, 5.531%, 10/25/36 2                                                 646,175          640,693
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                  248,854          248,937
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                                451,743          450,321
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                    74,168           74,275
-----------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust, Mtg. Pass-Through
Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                                    227,273          226,924
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                                   320,000          317,067
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                   280,000          278,777
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                                  340,000          335,202
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                                  300,000          300,739
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 3                                                                970,000          972,978
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                 120,000          118,587
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                                 400,000          397,210
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                                 90,000           89,837
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                                                480,000          479,852
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                                 220,000          224,064
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                   340,000          339,214
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                   400,000          400,748
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 2                                                                   103,840          103,517
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                      375,522          376,378
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15 3                                           251,000          269,070
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                                   186,219          186,992
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                                                 317,745          318,605
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                       590,000          586,830
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                       84,000           84,056
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 6.134%,
8/25/36 2                                                                                                 927,481          934,336
                                                                                                                    ---------------
                                                                                                                        10,139,359


                           8 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--0.7%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 2                                   $     720,018   $      729,149
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR2, Cl. 2A5, 5.095%, 3/25/36 2                                         832,875          826,080
                                                                                                                    ---------------
                                                                                                                         1,555,229
-----------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--3.6%
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2005-F, Cl. 2A3, 4.718%, 7/25/35 2                                                                 599,093          593,176
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.81%, 10/25/36 2                                                                        324,831          327,038
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1A3A, 5.903%, 7/25/36 2                                                249,571          253,340
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2008-85CB, Cl. 2A3, 5.50%, 2/25/36                                                                 370,000          361,844
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                                                                 499,000          467,646
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates,
Series 2007-HY1, Cl. 1A1, 5.702%, 4/25/37 2                                                               599,828          599,882
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, CMO:
Series 2003-46, Cl. 1A2, 4.129%, 1/19/34 2                                                                438,327          439,952
Series 2005-HYB1, Cl. 5A1, 5.001%, 3/25/35 2                                                              561,886          550,824
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35 2                                                               681,451          682,108
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                                                    340,000          321,599
-----------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.161%, 11/25/35 2                                                              964,480          961,918
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.009%, 6/25/37 2,6                                                 803,306          819,108
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-
Through Certificates, Series 2004-AA, Cl. 2A, 4.995%, 12/25/34 2                                          196,970          195,233
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through
Certificates, Series 2004-S, Cl. A1, 3.539%, 9/25/34 2                                                    162,808          159,852
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2005-AR2, Cl. 2A2, 4.545%, 3/25/35 2                                         123,206          121,929
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4, Trust, Mtg. Pass-
Through Certificates, Series 2005-AR4, Cl. 2A2, 4.524%, 4/25/35 2                                         201,073          198,980
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust:
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 4A1, 5.56%, 7/25/36 2                               402,243          400,427
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 2A1, 5.645%,
7/25/36 2                                                                                                 307,315          306,935
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR2. Cl. 2A6, 5.091%, 3/25/36 2                                         164,926          164,060
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR6, Cl. 3A1, 5.094%, 3/25/36 2                                         185,821          185,306
                                                                                                                    ---------------
                                                                                                                         8,111,157
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.9%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                   540,708          547,203
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                   506,449          515,817
-----------------------------------------------------------------------------------------------------------------------------------


                           9 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.424%, 6/25/36 2                                            $     230,000   $      227,789
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                     304,668          304,744
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates:
Series 2007-HY6, Cl. 2A1, 5.704%, 6/25/37 2                                                               564,931          560,209
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 2                                                              882,704          878,704
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust,, Mtg. Pass-Through
Certificates, 2007-A, Cl. 1A8, 6%, 2/25/37                                                                862,838          872,669
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through
Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                                                         338,325          329,828
                                                                                                                    ---------------
                                                                                                                         4,236,963
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $76,307,597)                                                                    76,573,910
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.75%, 2/15/37 (Cost $296,828)                                                       303,000          299,142
-----------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--9.7%
-----------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                            395,000          402,956
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 8                                                             1,000,000          879,960
-----------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                                            650,000          666,094
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                                             520,000          489,256
-----------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09 3                                              535,000          548,617
-----------------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 9                                                     255,000          232,462
-----------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                              300,000          295,361
-----------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                         370,000          376,034
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                                            290,000          278,746
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                                   325,000          298,081
-----------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 9                                                              475,000          472,110
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                                        360,000          361,800
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
6.125% Nts., 1/15/14                                                                                      245,000          218,120
8% Sr. Nts., 2/1/09                                                                                       120,000          119,165
-----------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                          268,000          320,637
-----------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08                                                             120,000          118,350
-----------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08 3                                                        58,000           56,550
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                                        560,000          561,400
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                                               95,000           95,667
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                                                     910,000          928,721
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 9.80% Unsub. Nts., 12/15/08 2                                                             69,000           72,897
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                        405,000          398,383
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                             785,000          733,682
-----------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 8,9                                                     1,000,000          888,029
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 2                                                    700,000          665,391
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts.,
12/19/08 9                                                                                                280,000          279,645
-----------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2,3                                              265,000          271,625
-----------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13                                  365,000          367,398
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                          280,000          294,263
-----------------------------------------------------------------------------------------------------------------------------------


                           10 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                        $     455,000   $      468,533
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                                             125,000          129,263
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                                                425,000          435,736
-----------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                                         250,000          203,325
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36 2                                                    735,000          701,203
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                               570,000          568,575
-----------------------------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                                               450,000          476,041
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                         370,000          382,584
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                                            339,000          344,789
-----------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 9                                   160,705          154,031
-----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                                          620,000          617,508
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 9                                               570,000          701,390
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 9                                                 500,000          614,308
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                               380,000          379,458
-----------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                   195,000          182,090
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08                                                                  59,000           59,221
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11                                                       419,000          472,254
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07 3                                       132,000          132,000
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4% Nts., 1/15/09                                                                               390,000          375,925
-----------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 5.125% Sr. Unsec. Unsub. Nts., 4/1/09                                             205,000          174,250
-----------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                                                   215,000          216,813
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08 3                                                              335,000          316,575
-----------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC:
6.125% Nts., 3/15/08                                                                                      335,000          337,281
6.194% Sr. Nts., 9/16/08 2,9                                                                              375,000          375,651
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                                                                           300,000          298,500
3.875% Sr. Unsec. Nts., 10/15/08                                                                          140,000          136,500
-----------------------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                                        85,000           85,416
-----------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                       430,000          439,755
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The) Credit Linked Certificate Trust, 6.75% Nts.,
4/15/09 3                                                                                                 530,000          535,300
                                                                                                                    ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $22,228,323)                                                      22,005,675

-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $223,455,168)                                                             104.9%     238,535,606
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                        (4.9)     (11,159,134)

                                                                                                    -------------------------------
NET ASSETS                                                                                                  100.0%  $  227,376,472
                                                                                                    ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $4,205,051, which represents 1.85% of the Portfolio's net assets. See accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,199,476 or 1.41% of the Portfolio's net assets as of September 30, 2007.


                           11 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $183,892 or 0.08% of the Portfolio's net assets as of September 30, 2007.

6. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $202,479. See accompanying Notes.

8. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,717,626 or 1.64% of the Portfolio's net assets as of September 30, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that Portfolio's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Portfolio had purchased $12,641,759 of securities issued on a when-issued basis or forward commitment and sold $931,136 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


                           12 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.


                           13 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2007, the Portfolio had outstanding futures contracts as follows:

                                                                               UNREALIZED
                             EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS   SEPTEMBER 30, 2007   (DEPRECIATION)
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                12/19/07         110   $       12,247,813   $       34,964
U.S. Treasury Nts., 5 yr.      12/31/07          53            5,672,656           37,010
                                                                           ---------------
                                                                                   71,974
                                                                           ---------------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.      12/31/07         135           27,951,328         (115,921)
U.S. Treasury Nts., 10 yr.     12/19/07          64            6,994,000          (19,739)
                                                                           ---------------
                                                                                 (135,660)
                                                                           ---------------
                                                                           $      (63,686)
                                                                           ===============

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Portfolio may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Portfolio may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Portfolio is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of September 30, 2007 is as follows:


                           14 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                    BUY/SELL   NOTIONAL
                                                      CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION           PREMIUM
COUNTERPARTY               REFERENCE ENTITY       PROTECTION     (000S)    FIXED RATE         DATES   PAID/(RECEIVED)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank
plc:
                           Beazer Homes USA,
                           Inc.                         Sell        135        2.1000%      6/20/08   $             -   $   (9,783)
                           Capmark Financial
                           Group, Inc.                  Sell        225        1.0000       6/20/12                 -      (19,597)
                           Countrywide Home
                           Loans, Inc.                  Sell        275        0.7500       9/20/08                 -      (10,813)

                           Lear Corp.                   Sell        380        1.0000       6/20/08                 -        1,021
                           Lehman Brothers
                           Holdings, Inc.               Sell        470        0.4900       9/20/10                 -       (3,296)
                           Merrill Lynch & Co.,
                           Inc.                         Sell        885        0.6800       9/20/08                 -        2,998

                           Toys "R" Us, Inc.            Sell        235        1.4500       9/20/08                 -       (2,969)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                           ArvinMeritor, Inc.           Sell        375        1.5500       9/20/08                 -          506

                           Belo Corp.                    Buy        715        0.9000       6/20/13                 -       11,314

                           CDX.NA.HY.8 Index            Sell      1,110        2.7500       6/20/12             6,251      (23,612)

                           CDX.NA.HY.8 Index            Sell        385        2.7500       6/20/12             3,109       (8,190)

                           CDX.NA.HY.8 Index             Buy        385        2.7500       6/20/14             5,553       17,359

                           CDX.NA.HY.8 Index            Sell        200        2.7500       6/20/12           (15,999)      (4,254)
                           CDX.NA.HY.8-V1
                           Index                         Buy      1,110        2.7500       6/20/14            20,111       50,050
                           Freescale
                           Semiconductor, Inc.          Sell        240        0.7500       3/20/08                 -       (1,494)
                           Freescale
                           Semiconductor, Inc.          Sell        230        0.6000       3/20/08                 -       (1,603)

                           Intelsat Ltd.                Sell        240        3.4500       9/20/08                 -          345
                           Quebecor World,
                           Inc.                         Sell        235        2.6000       9/20/08                 -        1,952

                           Rite Aid Corp.               Sell        375        0.8750       6/20/08                 -       (4,287)

                           Saks, Inc.                   Sell        380        2.0000       9/20/08                 -        3,216
                           The Goodyear Tire
                           & Rubber Co.                 Sell        360        1.5500       9/20/08                 -        3,675
                           Univision
                           Communications,
                           Inc.                         Sell        110        0.7500       3/20/08                 -         (269)
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG:
                           ABX.HE.AA.06-2
                           Index                        Sell        100        0.1700       5/25/46           (11,999)     (10,503)


                           15 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                           Allied Waste North
                           America, Inc.                Sell        240        2.0000       9/20/09                 -        1,755
                           Allied Waste North
                           America, Inc.                Sell        150        2.0000       9/20/09                 -        1,097

                           CDX.NA.HY.8 Index            Sell        200        2.7500       6/20/12           (17,358)      (4,329)

                           CDX.NA.HY.8 Index            Sell        200        2.7500       6/20/12           (12,108)      (4,329)

                           CDX.NA.HY.8 Index            Sell        180        2.7500       6/20/12           (12,390)      (3,896)

                           CDX.NA.HY.8 Index            Sell        100        2.7500       6/20/12            (8,047)      (2,164)

                           CDX.NA.HY.8 Index            Sell      1,115        2.7500       6/20/12             7,062      (24,132)

                           CDX.NA.HY.8 Index             Buy      1,115        2.7500       6/20/14            18,723       52,059

                           CDX.NA.HY.8 Index            Sell      1,105        2.7500       6/20/12             7,773      (23,916)

                           CDX.NA.HY.8 Index             Buy      1,105        2.7500       6/20/14            17,089       51,592

                           CDX.NA.HY.8 Index            Sell      1,105        2.7500       6/20/12             5,279      (23,916)

                           CDX.NA.HY.8 Index             Buy      1,105        2.7500       6/20/14            21,655       51,592

                           CDX.NA.HY.8 Index             Buy        660        2.7500       6/20/14             8,745       30,815

                           CDX.NA.HY.8 Index            Sell        660        2.7500       6/20/12             6,105      (14,284)

                           Centex Corp.                 Sell         60        1.5500       9/20/09                 -       (1,910)
                           Countrywide Home
                           Loans, Inc.                  Sell        200        3.2500       9/20/08                 -       (3,258)

                           Dillard's, Inc.              Sell         90        0.7500       9/20/08                 -         (948)
                           Dow Jones
                           CDX.NA.IG.7 Index             Buy        900        0.4000      12/20/11                93        5,240

                           Eastman Kodak Co.            Sell        330        1.0000      12/20/08                 -        3,267
                           Georgia-Pacific
                           Corp.                        Sell        360        1.7500       9/20/08                 -        4,110

                           Intelsat Ltd.                Sell        100        2.8500       9/20/08                 -          448
                           Lehman Brothers
                           Holdings, Inc.               Sell        430        1.4100       9/20/08                 -        2,505

                           Levi Strauss & Co.           Sell        215        1.0000       9/20/08                 -          521

                           Levi Strauss & Co.           Sell        160        0.9000       9/20/08                 -          230

                           MBIA, Inc.                   Sell        240        0.6000       9/20/08                 -       (2,307)

                           MBIA, Inc.                   Sell        235        0.5200       9/20/08                 -       (2,435)

                           Owens-Illinois, Inc.         Sell        200        1.2500       9/20/08                 -        1,173
                           Tenet Healthcare
                           Corp.                        Sell        375        1.6000       3/20/09                 -      (15,179)


                           16 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                           The Bear Stearns
                           Cos., Inc.                   Sell        890        2.3500       9/20/08                 -       11,584
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets
LP:

                           ABX.HE.AA.06-2
                           Index                        Sell         35        0.1700       5/25/46            (2,884)      (3,500)
                           Capmark Financial
                           Group, Inc.                  Sell        220        0.9500       6/20/12                 -      (21,389)

                           Dole Food Co., Inc.          Sell        360        3.8800       9/20/08                 -          792

                           First Data Corp.             Sell        235        1.1500       9/20/08                 -       (3,251)
                           K. Hovnanian
                           Enterprises, Inc.            Sell        130        6.7500       9/20/08                 -       (3,644)
                           Quebecor World,
                           Inc.                         Sell        110        3.0000       9/20/08                 -        1,029
                           Standard Pacific
                           Corp.                        Sell        175        6.6250       9/20/08                 -      (11,376)
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                           Amkor Technology,
                           Inc.                         Sell         35        2.6500       9/20/08                 -          347

                           Citigroup, Inc.              Sell        265        1.2500       9/20/08                 -       (2,767)

                           Pulte Homes, Inc.            Sell        335        2.7500       9/20/09                 -      (10,987)

                           Sara Lee Corp.                Buy        295        0.4190       9/20/12                 -       (1,780)
                           Smurfit-Stone
                           Container
                           Enterprises, Inc.            Sell        360        1.4500       9/20/08                 -        1,591
-----------------------------------------------------------------------------------------------------------------------------------
Lehman
Brothers Special
Financing, Inc.:
                           D.R. Horton, Inc.            Sell        340        4.2000      12/20/08                 -         (198)

                           Morgan Stanley               Sell        900        0.6400       9/20/08                 -        2,677
                           Nortel Networks
                           Corp.                        Sell         60        1.8500       9/20/08                 -           86
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc:
                           ABX.HE.AA.06-2
                           Index                        Sell         70        0.1700       5/25/46            (7,000)      (7,627)
                           ABX.HE.AA.06-2
                           Index                        Sell         35        0.1700       5/25/46            (2,796)      (3,813)
                           Beazer Homes USA,
                           Inc.                         Sell        240        2.1500       6/20/08                 -      (28,064)

                           CDX.NA.HY.8 Index            Sell        195        2.7500       6/20/12           (12,751)      (3,985)

                           CDX.NA.HY.8 Index            Sell      1,095        2.7500       6/20/12             8,889      (22,377)

                           CDX.NA.HY.8 Index             Buy      1,095        2.7500       6/20/14            15,748       45,875


                           17 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                           CDX.NA.HY.8 Index             Buy      1,050        2.7500       6/20/14            13,913       43,990

                           CDX.NA.HY.8 Index            Sell      1,050        2.7500       6/20/12             9,713      (21,457)
                           Countrywide Home
                           Loans, Inc.                  Sell        175        0.7500       9/20/08                 -       (6,156)
                           Countrywide Home
                           Loans, Inc.                  Sell        705        0.4200       6/20/09                 -      (39,706)

                           El Paso Corp.                Sell        465        0.5200       3/20/10                 -       (4,435)

                           First Data Corp.             Sell        145        1.3500       9/20/08                 -       (1,241)

                           Ford Motor Co.               Sell        490        7.1500      12/20/16                 -       28,786

                           Ford Motor Co.               Sell        230        7.0500      12/20/16                 -       12,332
                           General Motors
                           Corp.                        Sell        245        5.8000      12/20/16                 -       11,213
                           General Motors
                           Corp.                         Buy        245        4.0000      12/20/08                 -       (1,589)
                           General Motors
                           Corp.                        Sell        240        5.7500      12/20/16                 -       10,330
                           General Motors
                           Corp.                         Buy        240        3.9500      12/20/08                 -       (1,414)
                           Harrah's Operating
                           Co., Inc.                    Sell        135        2.2000       9/20/08                 -          703

                           Inco Ltd.                     Buy        240        0.6300       3/20/17                 -       (1,375)

                           Inco Ltd.                     Buy        240        0.7000       3/20/17                 -       (2,621)

                           J.C. Penney Co., Inc.        Sell        225        1.0700      12/20/17                 -         (679)
                           K. Hovnanian
                           Enterprises, Inc.            Sell        115        1.8500       6/20/08                 -       (5,679)
                           K. Hovnanian
                           Enterprises, Inc.            Sell        115        1.8500       6/20/08                 -       (5,679)

                           Kohl's Corp.                  Buy        335        0.6600      12/20/17                 -           (6)

                           Lennar Corp.                 Sell        215        2.9000      12/20/08                 -       (1,736)
                           Residential Capital
                           LLC                          Sell        545        6.1200       9/20/08                 -      (27,711)

                           Sara Lee Corp.                Buy        380        0.4180       9/20/12                 -       (3,367)

                           The Kroger Co.                Buy        500        0.4775       6/20/12                 -       (4,066)

                           Toys "R" Us, Inc.            Sell        140        2.5500       9/20/08                 -         (920)

                           Tribune Co.                  Sell        220        1.0000       6/20/08                 -       (9,849)

                           Vale Overseas Ltd.           Sell        240        1.1000       3/20/17                 -          983

                           Vale Overseas Ltd.           Sell        240        1.1700       3/20/17                 -        2,182
                                                                                                      -----------------------------
                                                                                                      $        72,479   $  (18,777)
                                                                                                      =============================


                           18 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2007, the Portfolio had entered into the following total return swap agreements:

                               NOTIONAL                                                     TERMINATION
COUNTERPARTY                     AMOUNT         PAID BY THE FUND     RECEIVED BY THE FUND         DATES          VALUE
------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.      AAA 8.5+ Index plus
                           $  1,200,000      CMBS AAA 8.5+ Index        27.5 basis points       11/1/07   $      8,276

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.     AAA 8.5+ Index minus
                                980,000      CMBS AAA 8.5+ Index          45 basis points        2/1/08          6,167

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.   AAA 8.5+ Index plus 60
                              2,850,000      CMBS AAA 8.5+ Index             basis points        2/1/08         20,427

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.   AAA 8.5+ Index plus 25
                                250,000      CMBS AAA 8.5+ Index             basis points        2/1/08          1,719
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.      AAA 8.5+ Index plus
                              1,030,000      CMBS AAA 8.5+ Index        32.5 basis points       11/1/07          6,997


                           19 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                If negative, the   If positive, the Total
                                           absolute value of the     Return of the Lehman
                                            Lehman Brothers U.S.       Brothers U.S. CMBS
                              1,210,000      CMBS AAA 8.5+ Index           AAA 8.5+ Index        2/1/08         (7,893)

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.   AAA 8.5+ Index plus 60
                              1,035,000      CMBS AAA 8.5+ Index             basis points        2/1/08          7,068

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.     AAA 8.5+ Index minus
                                670,000      CMBS AAA 8.5+ Index          25 basis points        3/1/08          4,273
------------------------------------------------------------------------------------------------------------------------

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.   AAA 8.5+ Index plus 60
UBS AG                        1,294,000      CMBS AAA 8.5+ Index             basis points        2/1/08          9,183
                                                                                                          -------------
                                                                                                          $     56,217
                                                                                                          =============

Abbreviation is as follows:

CMBS                       Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                           20 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                       $       223,455,168
Federal tax cost of other investments                        (16,888,695)
                                                     -------------------
Total federal tax cost                               $       206,566,473
                                                     ===================

Gross unrealized appreciation                        $        19,588,332

Gross unrealized depreciation                                 (4,606,619)
                                                     -------------------
Net unrealized appreciation                          $        14,981,713
                                                     ===================


                           21 | TOTAL RETURN PORTFOLIO



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007